Shareholder Report, Holdings (Details) - Pinnacle Focused Opportunities ETF	Nov. 30, 2025
Wayfair, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%